12025009

NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

Received SEC

JAN 20 2012

Washington, DC 20549

January 20, 2012

CERTNYS
File No. 001-09753

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, GEORGIA GULF CORPORATION, Rights to Purchase Preferred Shares and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 17, 2012.

Sincerely,